                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--65
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, MICHIGAN, NEW YORK AND NORTH
                                  CAROLINA PORTFOLIOS
                              O   PORTFOLIOS OF INTERMEDIATE AND LONG-TERM
                                  MUNICIPAL BONDS
                              O   DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME
                                  TAX
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated August 27, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MAY 31, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Intermediate Portfolio--
   Risk/Return Summary..................................           3
Michigan Insured Portfolio-- Risk/Return Summary........           6
New York Insured Portfolio-- Risk/Return Summary........           9
North Carolina Portfolio--
   Risk/Return Summary..................................          12
What You Can Expect From Your Investment................          16
   Monthly Income.......................................          16
   Return Figures.......................................          16
   Records and Reports..................................          16
The Risks You Face......................................          17
   Interest Rate Risk...................................          17
   Call Risk............................................          17
   Reduced Diversification Risk.........................          17
   Liquidity Risk.......................................          17
   Concentration Risk...................................          17
   State Concentration Risk.............................          18
   Bond Quality Risk....................................          21
   Insurance Related Risk...............................          21
   Litigation and Legislation Risks.....................          21
Selling or Exchanging Units.............................          21
   Sponsors' Secondary Market...........................          22
   Selling Units to the Trustee.........................          22
   Exchange Option......................................          22
How The Fund Works......................................          23
   Pricing..............................................          23
   Evaluations..........................................          23
   Income...............................................          23
   Expenses.............................................          23
   Portfolio Changes....................................          24
   Fund Termination.....................................          24
   Certificates.........................................          24
   Trust Indenture......................................          25
   Legal Opinion........................................          25
   Auditors.............................................          25
   Sponsors.............................................          26
   Trustee..............................................          26
   Underwriters' and Sponsors' Profits                            26
   Public Distribution..................................          26
   Code of Ethics.......................................          26
   Year 2000 Issues.....................................          27
Taxes...................................................          27
Supplemental Information................................          29
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of intermediate term municipal revenue bonds with an estimated average life of about 6 years.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 intermediate term tax-exempt municipal bonds with an aggregate face amount of $3,520,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 39% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                10%
/ / Hospital/Health Care                              19%
/ / Lease Rental Appropriation                        34%
/ / State/Local Government Supported                  11%
/ / Refunded Bonds                                     6%
/ / Universities/Colleges                             20%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in lease rental appropriation bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.32
           Annual Income per unit:                           $   51.95
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.50%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                YOUR MAXIMUM
                                                   SALES FEE
                     IF YOU INVEST:                 WILL BE:
           ----------------------------------  -----------------
           Less than $100,000                           2.50%
           $100,000 to $249,999                         2.25%
           $250,000 to $499,999                         2.00%
           $500,000 to $999,999                         1.75%
           $1,000,000 and over                          1.50%

           Maximum Exchange Fee                         1.50%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.27
           Evaluator's Fee
                                                     $    0.40
           Other Operating Expenses
                                                    -----------
                                                     $    1.82
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         3.61%      7.12%      6.00%      4.88%      8.32%      6.53%
Average      -0.28      5.22       5.89       2.71       6.26       6.47
Low          -3.02      3.57       5.74       -0.03      4.40       6.37


-------------------------------------------------------------------


Average
Sales fee    3.05%      5.12%      5.67%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                    $1,084.82
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,075,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o  The Fund is concentrated in refunded bonds.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 16%
/ / Hospital/Health Care                               33%
/ / Municipal Water/Sewer Utilities                    16%
/ / Refunded Bonds                                     35%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.49
           Annual Income per unit:                           $   53.88
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.30
           Evaluator's Fee
                                                     $    0.43
           Other Operating Expenses
                                                    -----------
                                                     $    1.88
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Michigan Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Michigan Series were offered between June 20, 1989 and September 19, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            2.30%        6.58%        4.13%        7.77%
Average         0.08         5.09         2.75         6.10
Low             -3.42        3.52         0.07         4.41
---------------------------------------------------------------



Average
Sales fee         2.73%       4.96%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,062.63
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,850,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            16%
/ / General Obligation                                 18%
/ / Hospital/Health Care                               35%
/ / Lease Rental Appropriation                         10%
/ / Municipal Water/Sewer Utilities                    9%
/ / Refunded Bonds                                     12%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.48
           Annual Income per unit:                           $   53.85
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.33
           Evaluator's Fee
                                                     $    0.49
           Other Operating Expenses
                                                    -----------
                                                     $    1.97
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         3.57%      6.80%      6.38%      5.48%      8.00%      6.98%
Average      -0.08      4.94       6.08       2.91       5.94       6.67
Low          -3.92      3.62       5.85       -0.57      4.51       6.44


-------------------------------------------------------------------


Average
Sales fee    3.05%      4.94%      5.78%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,057.39
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NORTH CAROLINA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,250,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 15% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                           12%
/ / Hospital/Health Care                              31%
/ / Industrial Development Revenue                    10%
/ / Lease Rental Appropriation                        15%
/ / Municipal Electric Utilities                      32%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and municipal electric utility bonds, adverse developments in these sectors may affect the value of your units.
        o  Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost
           because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NORTH CAROLINA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NORTH CAROLINA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.47
           Annual Income per unit:                           $   53.64
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.29
           Evaluator's Fee
                                                     $    0.43
           Other Operating Expenses
                                                    -----------
                                                     $    1.87
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior North Carolina Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior North Carolina Series were offered between August 11, 1988 and June 23, 1994 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            2.15%        6.40%        3.62%        7.59%
Average         0.10         5.09         2.39         6.07
Low             -3.40        3.97         -0.06        4.73
---------------------------------------------------------------



Average
Sales fee         2.33%       4.84%


-

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,029.25
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some North Carolina state and local personal income taxes if you live in North Carolina.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  18.74     3.69   4.31     4.92   5.54     6.15   6.77     7.38   8.00
$ 25,751- 62,450  $ 43,051-104,050  31.17     4.36   5.08     5.81   6.54     7.26   7.99     8.72   9.44
$ 62,451-130,250  $104,051-158,550  34.04     4.55   5.31     6.06   6.82     7.58   8.34     9.10   9.85
$130,251-283,150  $158,551-283,150  38.82     4.90   5.72     6.54   7.35     8.17   8.99     9.81  10.62
OVER $283,151        OVER $283,151  42.26     5.20   6.06     6.93   7.79     8.66   9.53    10.39  11.26


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                          FOR NORTH CAROLINA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


       0- 25,350  $      0- 42,350  20.95     3.80   4.43     5.05   5.89     6.38   6.96     7.69   8.22
$ 25,350- 81,400  $ 42,350-102,300  33.58     4.52   5.27     6.02   6.78     7.53   8.28     9.03   9.79
$ 81,400-128,100  $102,300-155,950  36.35     4.71   5.60     6.28   7.07     7.88   8.04     9.43  10.21
$128,100-278,450  $155,950-278,450  40.96     5.08   5.93     6.78   7.62     8.47   9.32    10.16  11.01
OVER $278,450        OVER $278,450  44.28     5.38   6.28     7.18   8.08     8.97   9.87    10.77  11.67


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the Michigan, New York and North Carolina Portfolios' concentrations in hospital and health care bonds.

   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan Portfolio's concentration in refunded bonds. Refunded bonds are typically:
   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

Here is what you should know about the North Carolina Portfolio's concentration in municipal electric utility revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs;
   o the costs and availability of fuel;
   o unpredicability of future usage requirements; and
   o the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen. However, the Asian economic crisis is expected to continue to have some negative effectt on the State's economy.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

   o any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

   o because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

   o while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

   o the state sales tax rate was raised;

   o the income tax rate was lowered;

   o an annual cap was imposed on property tax assessment increases; and

   o property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NORTH CAROLINA RISKS

Generally

North Carolina has seen significant growth over the past 25 years, including increases in population, labor force, and per capita income. It has become the tenth most populous state, and has had an unemployment rate below the national average for several years. Nonetheless, it remains primarily a rural state.

North Carolina's economy consists of a combination of industry, agriculture and tourism:

   o the state ranked eleventh nationally in non-agricultural employment and eighth in manufacturing employment in 1998;

   o the state also ranked seventh nationally in gross agricultural income in 1997;

   o the state's agriculture industry is the third most diversified in the country, which has protected farm income from some of the wide swings that have been seen in other states; and

   o the number of farms in the state has been decreasing, but the state's agribusiness sector, such as processing of farm products, and farm inputs such as fertilizer and farm machinery remains strong.

State and Local Government

The state constitution requires a balanced budget.

During the recession of the late 1980s and early 1990s, the state spent nearly all of its retained surplus, imposed new taxes and cut spending to avoid a budget deficit. These actions helped maintain the state's credit rating, but at the cost of reduced spending on infrastructure and social development projects. Since then, the state has seen an economic recovery, and state revenues have increased faster than expected. As a result, the state has lowered some taxes, including the corporate income tax and the food tax.

Most of the North Carolina bonds in the Trust will not be general obligation bonds of the state. Instead, they will be revenue bonds repaid from the proceeds of certain revenue-producing governmental activities or revenues generated by private entities. Therefore, they are subject to certain risks that are different from the general economic risks facing the state. Also, the Trust is concentrated in North Carolina bonds, which creates additional risk based on lack of diversification.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and

   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the

Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the

Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in a Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NORTH CAROLINA TAXES

In the opinion of Hunton & Williams, Raleigh, North Carolina, special counsel on North Carolina tax matters:

The North Carolina Trust will not be taxed as a corporation under the current income tax laws of North Carolina. Therefore, if you are a North Carolina taxpayer your interest income from the North Carolina Trust will be exempt from North Carolina income tax to the extent that income is earned on bonds or other obligations held by the Trust that are exempt from North Carolina income tax. However, gains on the sale of bonds or other obligations by the North Carolina Trust or on the sale of your units will be subject to North Carolina income tax, unless the gain from the sale of such bonds or other obligation is expressly exempt from income tax under North Carolina law. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA, MICHIGAN, NEW YORK AND
NORTH CAROLINA TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 65 (California, Michigan, New York and
  North Carolina Trusts)
  Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 65 (California, Michigan, New York and North Carolina Trusts) Defined Asset Funds, including the portfolios, as of May 31, 1999 and the related statements of operations and of changes in net assets for the years ended
May 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 65 (California, Michigan, New York and North Carolina Trusts) Defined Asset Funds at
May 31, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
July 23, 1999

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,451,548)(Note 1)......................                  $3,737,174
  Accrued interest receivable......................                      55,729
                                                                   _____________

              Total trust property.................                   3,792,903

LESS LIABILITIES:
  Advance from Trustee.............................   $    6,092
  Accrued expenses.................................        1,950          8,042
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,526 units of fractional undivided
    interest outstanding (Note 3)..................    3,742,837
  Undistributed net investment income..............       42,024
                                                    _____________
                                                                     $3,784,861
                                                                   =============
UNIT VALUE ($3,784,861/3,526 units)................                   $1,073.41
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $207,110     $243,252     $270,760
  Trustee's fees and expenses...............      (5,187)      (4,903)      (6,823)
  Sponsors' fees............................      (1,805)      (2,070)      (2,424)
                                             _________________________________________
  Net investment income.....................     200,118      236,279      261,513
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      58,454       44,111        4,395
  Unrealized appreciation (depreciation)
    of investments..........................     (50,763)      78,955      168,255
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................       7,691      123,066      172,650
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $207,809     $359,345     $434,163
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  200,118   $  236,279   $  261,513
  Realized gain on securities sold
    or redeemed...............................      58,454       44,111        4,395
  Unrealized appreciation (depreciation)
    of investments............................     (50,763)      78,955      168,255
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     207,809      359,345      434,163
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (201,141)    (236,017)    (262,553)
  Principal...................................     (18,337)     (19,602)      (5,705)
                                               _________________________________________
  Total distributions.........................    (219,478)    (255,619)    (268,258)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  571, 595 and 308 units, respectively........    (621,842)    (641,056)    (319,264)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (633,511)    (537,330)    (153,359)

NET ASSETS AT BEGINNING OF YEAR...............   4,418,372    4,955,702    5,109,061
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,784,861   $4,418,372   $4,955,702
                                               =========================================
PER UNIT:
  Income distributions during year............      $52.42       $53.24       $53.82
                                               =========================================
  Principal distributions during year.........       $4.86        $4.50        $1.17
                                               =========================================
  Net asset value at end of year..............   $1,073.41    $1,078.44    $1,056.20
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,526        4,097        4,692
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,526 units at Date of Deposit..............    $3,643,513
      Less sales charge...................................       145,730
                                                           ______________
      Net amount applicable to Holders....................     3,497,783
      Redemptions of units - net cost of 1,474 units
        redeemed less redemption amounts..................      (103,888)
      Realized gain on securities sold or redeemed........       106,960
      Principal distributions.............................       (43,644)
      Unrealized appreciation of investments..............       285,626
                                                           ______________

      Net capital applicable to Holders...................    $3,742,837
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $285,626, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,451,548 at May 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INTERMEDIATE MATURITIES)
AS OF MAY 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            __________                   _________       ______  ______ _____________ _____________          ____      ________
 1 State of California, Various            Aa3(m)    $  355,000   6.500%   2006       None             $  381,547    $  406,851
   Purpose General Obligation Bonds

 2 California Statewide Community          AAA          680,000   4.900    2005       None                645,823       711,844
   Development Authority, Cedars-Sinai
   Medical Center Hospital Refunding
   Revenue Certificate of
   Participation, Ser. 1993 (MBIA
   Ins.)(5)

 3 Cnty of Ventura, CA, 1993 Ctfs. of      A1(m)        460,000   5.750    2005       12/01/03            463,818       494,864
   Ptcptn. (Pub. Facs. Corp. IV)                                                      @ 102.000

 4 The City of Los Angeles, CA, Mun.       A+           735,000   5.300    2002       None                730,274       759,931
   Imp. Corp., Ctfs. of Ptcptn.
   (Equip. and Real Prop. Acquisition
   Progs.)

 5 The Regents of the University of        AAA          680,000   4.700    2006       09/01/03            629,231       700,693
   California, Refunding Revenue Bonds                                                @ 102.000
   (Multi. Purpose Project), Ser. C
   (AMBAC Ins.)(5)

 6 Eden Township, California, Hospital     A+           395,000   5.600    2005       07/01/03            382,380       420,699
   District, Health Facility Revenue                                                  @ 102.000
   Refunding Bonds, (Eden Hospital
   Health Service Corp), Ser. 1993

 7 West Contra Costa, CA, Hosp. Dist.,     NR           215,000   6.250    2005(6)    11/01/04            218,475       242,292
   Ins. Hlth. Fac. Rfdg. Rev. Bonds,                                                  @ 102.000
   Ser. 1994


                                                    ______________                                  ______________ ______________
TOTAL                                                $3,520,000                                        $3,451,548    $3,737,174
                                                    ==============                                  ============== ==============

        See Notes to Portfolios on Pages D - 23 and D - 24.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,841,617)(Note 1)......................                  $3,175,633
  Accrued interest receivable......................                      31,340
  Cash.............................................                       7,364
                                                                   _____________

              Total trust property.................                   3,214,337

LESS LIABILITY - Accrued expenses..................                       1,812
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  3,073 units of fractional undivided
    interest outstanding (Note 3)..................   $3,175,657
  Undistributed net investment income..............       36,868
                                                    _____________
                                                                     $3,212,525
                                                                   =============
UNIT VALUE ($3,212,525/3,073 units)................                   $1,045.40
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $171,076     $175,631     $181,750
  Trustee's fees and expenses...............      (4,557)      (3,907)      (5,723)
  Sponsors' fees............................      (1,384)      (1,427)      (1,598)
                                             _________________________________________
  Net investment income.....................     165,135      170,297      174,429
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................                   17,840
  Unrealized appreciation (depreciation)
    of investments..........................     (26,717)     200,820       97,843
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (26,717)     218,660       97,843
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $138,418     $388,957     $272,272
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  165,135   $  170,297   $  174,429
  Realized gain on securities sold
    sold or redeemed..........................                   17,840
  Unrealized appreciation (depreciation)
    of investments............................     (26,717)     200,820       97,843
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     138,418      388,957      272,272
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (165,573)    (169,419)    (175,175)
  Principal...................................                  (12,077)
                                               _________________________________________
  Total distributions.........................    (165,573)    (181,496)    (175,175)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
177 units.....................................                 (181,436)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (27,155)      26,025       97,097

NET ASSETS AT BEGINNING OF YEAR...............   3,239,680    3,213,655    3,116,558
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,212,525   $3,239,680   $3,213,655
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.88       $53.75       $53.90
                                               =========================================
  Principal distributions during year.........                    $3.93
                                               =========================================
  Net asset value at end of year..............   $1,045.40    $1,054.24      $988.82
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,073        3,073        3,250
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (MICHIGAN TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,073 units at Date of Deposit..............    $2,985,538
      Less sales charge...................................       134,352
                                                           ______________
      Net amount applicable to Holders....................     2,851,186
      Redemptions of units - net cost of 177 units
        redeemed less redemption amounts..................       (15,308)
      Realized gain on securities sold or redeemed........        17,840
      Principal distributions.............................       (12,077)
      Unrealized appreciation of investments..............       334,016
                                                           ______________

      Net capital applicable to Holders...................    $3,175,657
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $334,016, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,841,617 at May 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65
DEFINED ASSET FUNDS

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF MAY 31, 1999

                                          Rating                                        Optional
    Portfolio No. and Title of              of            Face                          Redemption
            Securities(4)                Issues(1)       Amount    Coupon Maturities(3) Provisions(3)        Cost      Value(2)
            _____________                _________       ______    ______ _____________ _____________        ____      ________
 1 Coldwater Community Schools, County     AAA       $  250,000     6.300%   2023(6)    05/01/04       $  253,100    $  278,387
   of Branch, Michigan, 1994 School                                                     @ 102.000
   Building and Site Bonds (MBIA Ins.)

 2 City of Detroit, Michigan, Water        AAA          500,000     5.000    2023       07/01/04          419,660       479,700
   Supply System Revenue and Revenue                                                    @ 102.000
   Refunding Bonds, Ser. 1993
   (Financial Guaranty Ins.)

 3 Fitzgerald Public Schools, County       AAA          500,000     5.125    2016       05/01/04          441,530       496,350
   of Macomb, Michigan, (General                                                        @ 101.000
   Obligation - Unlimited Tax),
   Refunding Bonds, Ser. 1994 (MBIA
   Ins.)

 4 Hospital Finance Authority of the       AAA          500,000     5.250    2016       01/01/04          443,960       495,605
   City of St. Joseph, Michigan,                                                        @ 102.000
   Revenue Refunding Bonds (Mercy
   Memorial Medical Center Obligated
   Group), Ser. 1993 (AMBAC Ins.)

 5 Hudsonville Public Schools,             AAA          500,000     6.100    2024(6)    05/01/04          496,550       552,355
   Counties of Ottawa and Allegan,                                                      @ 102.000
   State of Michigan 1994 School
   Building and Site and Refunding
   Bonds (General Obligation-
   Unlimited Tax) Ser. B (Financial
   Guaranty Ins.)

 6 Michigan State Hospital Finance         AAA          500,000     5.625    2018       11/01/03          464,060       514,205
   Authority, Hospital Revenue                                                          @ 102.000
   Refunding Bonds (Oakwood Hospital
   Obligated Group), Ser. 1993 A.
   (Financial Guaranty Ins.)



MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65
DEFINED ASSET FUNDS

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF MAY 31, 1999

                                          Rating                                        Optional
    Portfolio No. and Title of              of            Face                          Redemption
            Securities(4)                Issues(1)       Amount    Coupon Maturities(3) Provisions(3)        Cost      Value(2)
            _____________                _________       ______    ______ _____________ _____________        ____      ________
 7 Zeeland Public Schools, Counties of     AAA       $  325,000     6.100%   2024(6)    05/01/04       $  322,757    $  359,031
   Ottawa and Allegan, Michigan, 1994                                                   @ 102.000
   School Building and Site Refunding
   Bonds, Ser. B (MBIA Ins.)

                                                   ______________                                   ______________ ______________
TOTAL                                                $3,075,000                                        $2,841,617    $3,175,633
                                                   ==============                                   ============== ==============

        See Notes to Portfolios on Pages D - 23 and D - 24.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,653,000)(Note 1)......................                  $2,962,995
  Accrued interest receivable......................                      45,448
                                                                   _____________

              Total trust property.................                   3,008,443

LESS LIABILITIES:
  Advance from Trustee.............................   $    1,804
  Accrued expenses.................................        1,816          3,620
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,866 units of fractional undivided
    interest outstanding (Note 3)..................    2,968,170
  Undistributed net investment income..............       36,653
                                                    _____________
                                                                     $3,004,823
                                                                   =============
UNIT VALUE ($3,004,823/2,866 units)................                   $1,048.44
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $169,211     $190,429     $195,150
  Trustee's fees and expenses...............      (4,632)      (4,132)      (5,920)
  Sponsors' fees............................      (1,434)      (1,540)      (1,711)
                                             _________________________________________
  Net investment income.....................     163,145      184,757      187,519
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................      38,733       17,566
  Unrealized appreciation (depreciation)
    of investments..........................     (17,610)     160,690      107,277
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      21,123      178,256      107,277
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $184,268     $363,013     $294,796
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  163,145   $  184,757   $  187,519
  Realized gain on securities sold
    sold or redeemed..........................      38,733       17,566
  Unrealized appreciation (depreciation)
    of investments............................     (17,610)     160,690      107,277
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     184,268      363,013      294,796
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (164,269)    (183,850)    (188,254)
  Principal...................................     (12,653)      (1,882)      (3,188)
                                               _________________________________________
  Total distributions.........................    (176,922)    (185,732)    (191,442)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  368, and 231 units, respectively............    (389,294)    (242,341)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (381,948)     (65,060)     103,354

NET ASSETS AT BEGINNING OF YEAR...............   3,386,771    3,451,831    3,348,477
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,004,823   $3,386,771   $3,451,831
                                               =========================================
PER UNIT:
  Income distributions during year............      $54.05       $54.24       $54.33
                                               =========================================
  Principal distributions during year.........       $4.18        $0.55        $0.92
                                               =========================================
  Net asset value at end of year..............   $1,048.44    $1,047.24      $996.20
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,866        3,234        3,465
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,866 units at Date of Deposit..............    $2,809,621
      Less sales charge...................................       126,419
                                                           ______________
      Net amount applicable to Holders....................     2,683,202
      Redemptions of units - net cost of 634 units
        redeemed less redemption amounts..................       (66,823)
      Realized gain on securities sold or redeemed........        59,519
      Principal distributions.............................       (17,723)
      Unrealized appreciation of investments..............       309,995
                                                           ______________

      Net capital applicable to Holders...................    $2,968,170
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $309,995 all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,653,000 at May 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF MAY 31, 1999

                                         Rating                                      Optional
    Portfolio No. and Title of             of            Face                        Redemption
            Securities(4)               Issues(1)       Amount  Coupon Maturities(3) Provisions(3)           Cost      Value(2)
            _____________               _________       ______  ______ _____________ _____________           ____      ________
 1 New York State Thruway Auth., Gen.     AAA       $  355,000  5.500%   2023(6)      01/01/02        $   326,362       369,569
   Rev. Bonds, Ser. A (Financial                                                      @ 100.000
   Guaranty Ins.)

 2 Dormitory Auth. of the State of New    AAA          285,000  5.625    2012         07/01/02            270,314       301,063
   York, Ins. Rev. Bonds, Upstate                                                     @ 102.000
   Cmnty. Colleges, 1992 A Issue
   (Connie Lee Ins.)

 3 New York State Environmental Fac       AAA          250,000  6.150    2024         08/01/04            251,038       272,845
   Corp., Wtr. Fac. Rfdg. Rev. Bonds                                                  @ 102.000
   (Spring Valley Wtr. Co., Inc.
   Proj.) (AMBAC Ins.)

 4 New York State Medical Care            AAA          500,000  5.800    2022         02/15/03            476,670       535,690
   Facilities Finance Agency, Mental                                                  @ 102.000
   Health Services Facilities
   Improvement Revenue Bonds, 1993
   Ser. A (AMBAC Ins.)

 5 New York City, NY, Hlth. and Hosp.     AAA          500,000  5.750    2022         02/15/03            473,525       518,145
   Corp., Hlth. Sys. Bonds, Ser. 1993                                                 @ 102.000
   A (AMBAC Ins.)

 6 The City of New York, NY, General      AAA          500,000  5.375    2020         10/01/03            446,790       505,715
   Obligation Bonds, Fiscal 1994 Ser.                                                 @ 101.500
   C (AMABC Ins.)

 7 Niagara Falls Bridge Commission,       AAA          460,000  5.250    2021         10/01/03            408,301       459,968
   Fixed Rate Toll Bridge System                                                      @ 102.000
   Revenue Bonds, Ser. 1993 B
   (Financial Guaranty Ins.)


                                                  ______________                                    ______________ ______________
TOTAL                                               $2,850,000                                         $2,653,000    $2,962,995
                                                  ==============                                    ============== ==============

        See Notes to Portfolios on Pages D - 23 and D - 24.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NORTH CAROLINA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,967,280)(Note 1)......................                  $3,252,931
  Accrued interest receivable......................                      61,084
                                                                   _____________

              Total trust property.................                   3,314,015

LESS LIABILITIES:
  Advance from Trustee.............................   $   20,566
  Accrued expenses.................................        1,861         22,427
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,250 units of fractional undivided
    interest outstanding (Note 3)..................    3,252,931
  Undistributed net investment income..............       38,657
                                                    _____________
                                                                     $3,291,588
                                                                   =============
UNIT VALUE ($3,291,588/3,250 units)................                   $1,012.80
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NORTH CAROLINA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $180,100     $179,191     $180,100
  Trustee's fees and expenses...............      (4,743)      (4,028)      (5,722)
  Sponsors' fees............................      (1,462)      (1,463)      (1,598)
                                             _________________________________________
  Net investment income.....................     173,895      173,700      172,780

UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS............................     (35,083)     157,800      130,328
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $138,812     $331,500     $303,108
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NORTH CAROLINA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  173,895   $  173,700   $  172,780
  Unrealized appreciation (depreciation)
    of investments............................     (35,083)     157,800      130,328
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     138,812      331,500      303,108

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (174,329)    (173,516)    (173,518)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (35,517)     157,984      129,590

NET ASSETS AT BEGINNING OF YEAR...............   3,327,105    3,169,121    3,039,531
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,291,588   $3,327,105   $3,169,121
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.64       $53.39       $53.39
                                               =========================================
  Net asset value at end of year..............   $1,012.80    $1,023.72      $975.11
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,250        3,250        3,250
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (NORTH CAROLINA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,250 units at Date of Deposit..............    $3,107,095
      Less sales charge...................................       139,815
                                                           ______________
      Net amount applicable to Holders....................     2,967,280
      Unrealized appreciation of investments..............       285,651
                                                           ______________

      Net capital applicable to Holders...................    $3,252,931
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $285,651, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,967,280 at May 31, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65
DEFINED ASSET FUNDS

PORTFOLIO OF THE NORTH CAROLINA TRUST
AS OF MAY 31, 1999

                                         Rating                                      Optional
    Portfolio No. and Title of             of            Face                        Redemption
            Securities                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)           Cost      Value(2)
            __________                  _________       ______  ______ _____________ _____________           ____      ________

 1 Medical Care                            AA        $  500,000  5.500%   2015        05/01/02        $   462,050       506,205
   Commission, Hospital Revenue                                                       @ 102.000
   Refunding Bonds (Carolina Medicorp
   Project), Ser. 1992

 2 North Carolina Medical Care             AA           500,000  5.500    2020        10/01/03            457,860       499,335
   Commission, Hospital Revenue                                                       @ 102.000
   Refunding Bonds (Presbyterian
   Health Services Corp. Project),
   Ser. 1993

 3 North Carolina Municipal Power          A-           500,000  5.750    2015        01/01/03            468,555       506,430
   Agency, No. 1 Catawba Electric                                                     @ 100.000
   Revenue Bonds Ser. 1992

 4 North Carolina Eastern Muni. Pwr.       BBB+(f)      550,000  5.500    2021        01/01/03            477,774       530,453
   Agy., Pwr. Sys. Rev. Bonds, Rfdg.                                                  @ 100.000
   Ser. 1993 B

 5 City of Charlotte, NC, Refunding        AAA          500,000  5.000    2021        12/01/03            430,110       483,605
   Certificate of Participation (Conv.                                                @ 100.000
   Fac. Proj.), Ser. 1993 C (AMBAC
   Ins.)(5)

 6 The New Hanover Cnty, Industrial        A            325,000  6.300    2014        07/01/02            329,092       344,351
   Facility and Pollution Control                                                     @ 102.000
   Finance Carolina Power & Light Co
   Project

 7 Puerto Rico Hghwy. and Trans. Auth.     A            375,000  5.500    2019         07/01/03           341,839       382,552
   Hghwy Rev. Rfdg. Bonds, Ser. X                                                      @ 101.500

                                                   ______________                                    ______________ _____________
TOTAL                                                $3,250,000                                        $2,967,280    $3,252,931
                                                   ==============                                    ============== =============

        See Notes to Portfolios on Pages on D - 23 and D - 24.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA, MICHIGAN, NEW YORK AND
NORTH CAROLINA TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MAY 31, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 65 (CALIFORNIA, MICHIGAN, NEW YORK AND
NORTH CAROLINA TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MAY 31, 1999

  (5)  Insured by the indicated municipal bond insurance company.

  (6) Bonds with aggregate face amounts of $215,000, $1,075,000, and $355,000 for the California, Michigan and New York Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.



                                                   D - 24
D - 8

D - 15

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--65
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-53649) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      14874--8/99